Submission	Sep. 04, 2026
Submission [Line Items]
Central Index Key	0000352960
Registrant Name	SWEDISH EXPORT CREDIT CORP /SWED/
Registration File Number	333-275269
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES